CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 303	$ 516
Accounts receivable (net of allowance for credit losses of $23 and $4 as of December 31, 2022 and 2021, respectively)	765	381
Due from affiliates	36	18
Prepaid expenses and other current assets	130	137
Total current assets	1,234	1,052
Property and equipment, net	218	216
Equity method investments	14	17
Goodwill	1,188	1,358
Other intangible assets, net	636	746
Operating lease right-of-use assets	58	59
Deferred tax assets	333	282
Other non-current assets	47	41
Total assets	3,728	3,771
Current liabilities:
Accounts payable	253	137
Due to affiliates	48	41
Accrued expenses and other current liabilities	452	519
Current portion of operating lease liabilities	17	21
Current portion of long-term debt	3	3
Total current liabilities	773	721
Long-term debt, net of unamortized debt discount and debt issuance costs	1,219	1,020
Deferred tax liabilities	24	119
Pension liabilities	147	333
Long-term portion of lease liabilities	61	61
Earnout derivative liabilities	90
Other non-current liabilities	43	23
Total liabilities	2,357	2,277
Commitments and Contingencies (see note 19)
Preferred shares (par value €0.00001; 3,000,000 shares authorized; 1,500,000 shares issued and outstanding as of December 31, 2021)		160
Shareholders' equity:
Additional paid-in-capital	334	2,560
Accumulated deficit	(175)	(1,065)
Accumulated other comprehensive loss	(7)	(162)
Total equity of the Company's shareholders	152	1,333
Equity attributable to noncontrolling interest in subsidiaries	1,219	1
Total shareholders' equity	1,371	1,334
Total liabilities, preferred shares and shareholders' equity	3,728	3,771
Class A common stock
Shareholders' equity:
Shares	0	0
Class B common stock
Shareholders' equity:
Shares	0	0
Voting ordinary shares
Shareholders' equity:
Shares	0	0
Non-voting ordinary shares
Shareholders' equity:
Shares	0	0
Profit shares
Shareholders' equity:
Shares	$ 0	$ 0